Schedule of Inventory Obsolescence Provision (Details) (CAD)	12 Months Ended
Feb. 28, 2015
Inventory Schedule Of Inventory Obsolescence Provision 1	100,058
Inventory Schedule Of Inventory Obsolescence Provision 2	129,106
Inventory Schedule Of Inventory Obsolescence Provision 3	115,413
Inventory Schedule Of Inventory Obsolescence Provision 4	45,000
Inventory Schedule Of Inventory Obsolescence Provision 5	156,000
Inventory Schedule Of Inventory Obsolescence Provision 6	242,717
Inventory Schedule Of Inventory Obsolescence Provision 7	(30,314)
Inventory Schedule Of Inventory Obsolescence Provision 8	(185,048)
Inventory Schedule Of Inventory Obsolescence Provision 9	(229,024)
Inventory Schedule Of Inventory Obsolescence Provision 10	114,744
Inventory Schedule Of Inventory Obsolescence Provision 11	100,058
Inventory Schedule Of Inventory Obsolescence Provision 12	129,106